RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2023
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS
26.	RELATED PARTY TRANSACTIONS

Related parties of the Company comprise the following:

Owners, each with significant influence over Amer Sports, Inc.:
ANTA Sports Products Limited, Anamered Investments Inc.
FountainVest Partners
Parent company and ultimate controlling party: Amer Sports Holding (Cayman) Limited
The Boards of Directors of
Amer Sports, Inc.,
Amer Sports Holding (Cayman) Limited
Amer Sports Holding 3 Oy
The Executive Committee and the Executive Board of Amer Sports
Amer Sports Management Company (Cayman) Limited
President and CEO of Amer Sports Corporation
Low Tide Properties Ltd.

The subsidiaries of Amer Sports, Inc. are listed in note 24.

ANTA Sports transactions with the Company comprise the following:

USD million	2023	2022	2021
Purchases of goods and services from ANTA Sports and subsidiaries	26.7	8.6	5.9
Sales to ANTA Sports and subsidiaries	1.1	1.9	4.9

Sales to ANTA Sports are based on the same conditions that apply to third parties.

Key management includes the Board of Directors of Amer Sports, Inc., the Board of Directors of Amer Sports Holding 3 Oy and the Executive Committee and the Executive Board.

Compensation to key management recognized in earnings:

USD million	2023	2022	2021
Salaries and other short-term employee benefits	12.7	11.0	11.9
Post-employment benefits	0.5	0.2	0.3
Termination benefits	0.9	—	—
Share-based payments	19.5	—	—
Other long-term benefits	0.3	0.8	—
Total	33.9	12.0	12.2

The members of the Executive Board and Executive Committee receive a fixed remuneration and a short-term variable remuneration in the form of an annual bonus based on the Group’s annual financial targets. In addition, they participate in the share-based payment program of Amer Sports. Please refer to note 9 for information on the share-based payment program.

No remuneration was paid to the Boards of Directors. Members of the Boards of Directors do not have contractual retirement benefits with the Company and they are not included in Amer Sports’ incentive plans.

No loans have been granted to the key management.

The Company was granted the following long-term loans from the parent company Amer Sports Holding (Cayman) Limited:

	December 31,	December 31,
USD million	2023	2022
Long-term loans from the parent company:
Investment Loan	2,641.0	2,654.5
Facility A Loan	1,436.5	1,386.6
Total	4,077.5	4,041.1

In relation to these long-term loans, the Company made prepayments for interest expenses amounting to USD nil and USD 40.3 million as of December 31, 2023 and 2022, respectively.

At the Group level, the loan has been netted by upfront fee related to aforementioned loan.

USD million	2023	2022	2021
Interest expenses to the parent company:
Investment Loan	205.0	124.7	128.9
Facility A Loan	21.4	13.8	13.8
Capital Loan	—	—	0.2
Total	226.4	138.5	142.9

The Investment Loan is an unsecured loan from Amer Sports Holding (Cayman) Limited. Borrowings thereunder accrue interest at a rate equal to the percentage rate per annum which is the aggregate of the applicable margin of 4.00%, 4.25% or 4.50%, depending on the current leverage ratio, and EURIBOR for any loans in euros and LIBOR for all other loans, plus 0.25%. The Investment Loan matures on March 26, 2029.

The Facility A Loan is an unsecured loan from Amer Sports Holding (Cayman) Limited. Borrowings thereunder accrue interest at a rate equal to the percentage rate per annum which is the aggregate of the applicable margin of 2.00% or 1.75%, depending on the current leverage ratio, and EURIBOR, plus a margin to be determined from time to time. The Facility A Loan matures on March 26, 2029.

For the Investment Loan and Facility A Loan, the accrual of interest under both loans has been temporarily suspended subsequent to December 31, 2022 in anticipation of the IPO and the related equitization and repayment of the loans in connection with this event. The temporary suspension of interest is accounted for as a capital contribution.

The Capital Loan is an unsecured loan from Amer Sports Holding (Cayman) Limited. Borrowings thereunder accrue interest at a rate equal to the percentage rate per annum which is the aggregate of the applicable margin of 4.00%, 4.25% or 4.50%, depending on the current leverage ratio, and EURIBOR for any loans in euros and LIBOR for all other loans, plus 0.25%. The Capital Loan matures on March 26, 2029.

The EUR 1.3 billion external Facility A loan that Amer Sports Holding (Cayman) Limited entered into in 2019 includes two financial covenants. Under a leverage covenant, the total Net Debt to Adjusted EBITDA may not exceed 4.75:1 and under an interest coverage covenant, the ratio of Adjusted EBITDA to Net Finance Charges may not be less than 4.00:1. Both covenants are tested every 30th of June and 31st of December after the utilization date and the calculations are to be performed in accordance with Hong Kong GAAP, together with financial definitions and clauses of the agreement.

The following balances are outstanding at the end of the respective reporting periods in relation to transactions with related parties (except for the long-term loan from the parent company mentioned above):

	December 31,	December 31,
USD million	2023	2022
ANTA Sports and subsidiaries
Current payables (purchases of goods and services)	6.3	5.3
Current receivables (sales of goods)	0.0	0.0
Amer Sports Holding (Cayman) Limited
Accounts receivable, net	18.0	16.7
Prepaid interest	—	40.3
Other receivables	13.3	11.2
Key management personnel
Provisions short and long-term incentive	17.9	3.7
Amer Sports Management Company (Cayman) Limited
Loans from related parties taken in 2022	11.9	11.1
Interest expenses	0.8	0.4
Low Tide Properties Ltd.
Right-of-use asset / Lease liability	0.9	—

In addition to the USD 11.9 million loan, Amer Sports Management Company (Cayman) Limited also holds 352,193 B shares (USD 1.8 million) of the Company, amounting to 0.3% of the total outstanding shares of the Company.

Current payables to and receivables from ANTA Sports have a short-term maturity, are interest free and not secured.

For the loans from Amer Sports Management Company (Cayman) Limited taken in 2022, the accrual of interest has been temporarily suspended subsequent to December 31, 2022 in anticipation of the IPO and the related equitization and repayment of the loans in connection with this event. The temporary suspension of interest is accounted for as a capital contribution.